INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF INVESTMENT AT FAIR VALUE	As of December 31, 2024, and 2023, investments at fair value consist of:
	As of December 31,
	2024	2023
Investments in YouGo World	$-	$28,698
Investments in ERL	1,381,666	-
	$1,381,666	$28,698

SCHEDULE OF INVESTMENT IN JOINT VENTURE	As of December 31, 2024, and 2023, investments in joint venture consists of:
	As of December 31,
	2024	2023
Investments in Health 360 Pte Ltd	$366	$379